Consolidated Statements of Operations And Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Total revenue	¥ 1,241,621	$ 177,549	¥ 1,363,384	¥ 1,464,871
Cost of revenues	(1,014,455)	(145,065)	(1,117,942)	(1,272,145)
Gross profit	227,166	32,484	245,442	192,726
Sales and marketing expenses	(6,357)	(909)	(7,049)	(1,355)
General and administrative expenses	(88,977)	(12,724)	(76,629)	(75,582)
Research and development expenses	(83,426)	(11,930)	(90,461)	(75,116)
Provision for credit losses	(127,290)	(18,202)	(30,584)	(17,865)
Income (loss) from operations	(78,884)	(11,281)	40,719	22,808
Change in fair value of contingent consideration				(5,624)
Change in fair value of warrant liabilities				170
Change in fair value of investment in marketable security	(29,067)	(4,157)	6,103	(9,023)
Impairment for goodwill	(186,170)	(26,622)
Impairment for intangible assets	(398,835)	(57,033)
Investments income (loss)	8,712	1,246	(5,742)	(31,328)
Impairment of long-term investments			(10,425)	(11,800)
Interest income, net	1,712	245	3,211	2,739
Other income, net	8,732	1,249	1,609	7,449
Foreign exchange (loss) gain, net	(1,569)	(224)	3,805	(1,887)
(Loss) income before income taxes	(675,369)	(96,577)	39,280	(26,496)
Income tax (expense) benefit	80,369	11,493	(12,597)	(8,480)
Net (loss) income	(595,000)	(85,084)	26,683	(34,976)
Less: net loss attributable to noncontrolling interest	(7,911)	(1,131)	(13,002)	(4,188)
Net (loss) income attributable to the Company’s shareholders	(587,089)	(83,953)	39,685	(30,788)
Other comprehensive income (loss):
Other comprehensive loss - foreign currency translation adjustment	(3,494)	(500)	(998)	(105)
Comprehensive (loss) income	(598,494)	(85,584)	25,685	(35,081)
Less: comprehensive loss attributable to non-controlling interests	(7,305)	(1,045)	(13,002)	(4,188)
Comprehensive (loss) income attributable to the Company’s shareholders	¥ (591,189)	$ (84,539)	¥ 38,687	¥ (30,893)
Weighted average number of shares
Basic (in Shares)	41,776,414	41,776,414	41,367,946	40,649,414
Diluted (in Shares)	41,776,414	41,776,414	41,564,237	40,649,414
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (14.05)	$ (2.01)	¥ 0.96	¥ (0.76)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (14.05)	$ (2.01)	¥ 0.95	¥ (0.76)
Live streaming - consumable virtual items revenue
Total revenue	¥ 1,187,033	$ 169,743	¥ 1,317,601	¥ 1,420,258
Live streaming - time based virtual item revenue
Total revenue	16,951	2,424	24,935	25,004
Technical services and others
Total revenue	¥ 37,637	$ 5,382	¥ 20,848	¥ 19,609